College and University
                             Facility Loan Trust Two





--------------------------------------------------------------------------------


                              Financial Statements
                                November 30, 1997

                                                  College and University
                                                 Facility Loan Trust Two

                                                           Balance Sheet

================================================================================

November 30,                                                                                                              1997
------------------------------------------------------------------------------------------------------------------------------------
Assets

Investments, at amortized cost, net of allowance for possible loan
 losses of $1,032,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                                            $191 580 587
Cash                                                                                                                       402 468
Interest receivable                                                                                                      1 968 561
Deferred bond issuance costs (Note 2)                                                                                      833 778
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                     194 785 394
====================================================================================================================================


Liabilities


Bonds payable, net of unamortized discount (Notes 3 and 8)                                                             168 312 479
Interest payable (Note 3)                                                                                                4 397 040
Dividends payable (Note 5)                                                                                                 523 357
Payable for redemption of Class A Preferred Certificates (Note 5)                                                        1 408 615
Accrued expenses and other liabilities                                                                                     320 171

------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                174 961 662
------------------------------------------------------------------------------------------------------------------------------------

Net Assets

Class A Preferred  Certificates,  par value $1 - authorized  and  outstanding -
5,422,117 certificates (preference as to annual dividends of 13.65%,
 mandatory redemption and liquidation at par value) (Note 5)                                                             5 422 117
------------------------------------------------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,763,800 certificates (Note 5)                                                                       1 763 800
Accumulated deficit (Note 2)                                                                                            (2 440 991)
Paid-in capital (Note 2)                                                                                                15 078 806
------------------------------------------------------------------------------------------------------------------------------------

      Total net assets applicable to Class B certificateholders                                                         14 401 615
------------------------------------------------------------------------------------------------------------------------------------

      Total net assets                                                                                                $ 19 823 732
====================================================================================================================================

      Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                                                                        $8.17
====================================================================================================================================


      The accompanying notes are an integral part of these financial statements.


                                                                                                                                   3

                                                  College and University
                                                 Facility Loan Trust Two

                                                 Statement of Operations


================================================================================

Year Ended November 30,                                                                                                     1997
====================================================================================================================================
Investment income:
   Interest income (Note 2)                                                                                             $19 723 691
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                                                                      16 333 530
   Servicer fees (Note 4)                                                                                                   233 994
   Trustee fees (Note 4)                                                                                                     64 886
   Other trust and bond administration expenses                                                                             193 466
------------------------------------------------------------------------------------------------------------------------------------

      Total expenses                                                                                                     16 825 876
------------------------------------------------------------------------------------------------------------------------------------

      Net investment income                                                                                               2 897 815

Provision for possible loan losses (Notes 2 and 6)                                                                         (200 000)
------------------------------------------------------------------------------------------------------------------------------------

      Net increase in net assets resulting from operations                                                                2 697 815

Dividends to Class A Preferred Certificateholders                                                                        (1 112 346)
------------------------------------------------------------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                                                     $ 1 585 469
====================================================================================================================================

      The accompanying notes are an integral part of these financial statements.



                                                                                                                                   4

                                                  College and University
                                                 Facility Loan Trust Two

                                                 Statement of Cash Flows

================================================================================

Year Ended November 30,                                                                                                     1997
====================================================================================================================================
Cash flows from operating activities:
   Interest received                                                                                                    $ 9 426 460
   Interest paid                                                                                                         (9 479 316)
   Operating expenses paid                                                                                                 (432 814)
------------------------------------------------------------------------------------------------------------------------------------

         Net cash used for operating activities                                                                            (485 670)
------------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements                                                                 2 088 295
   Principal payments on Loans                                                                                           26 993 686

         Net cash provided by investing activities                                                                       29 081 981
------------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                                                        (24 022 434)
   Dividends on Class A Preferred certificates                                                                           (1 261 559)
   Redemptions of Class A Preferred certificates                                                                         (3 023 769)
------------------------------------------------------------------------------------------------------------------------------------

         Net cash used for financing activities                                                                         (28 307 762)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in cash                                                                                                        288 549


Cash, beginning of year                                                                                                     113 919
------------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                                                      $    402 468
====================================================================================================================================

Reconciliation  of net increase in net assets resulting from operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                                                                 $ 2 697 815
   Provision for possible loan losses                                                                                       200 000
   Decrease in interest receivable                                                                                          141 341
   Increase in accrued expenses and other liabilities                                                                        59 532
   Decrease in bond interest payable                                                                                       (480 449)
   Amortization of original issue discount on Bonds                                                                       7 190 649
   Amortization of purchase discount on Loans                                                                           (10 438 572)
   Amortization of deferred Bond issuance costs                                                                             144 014
------------------------------------------------------------------------------------------------------------------------------------

         Net cash used for operating activities                                                                          $ (485 670)
====================================================================================================================================


      The accompanying notes are an integral part of these financial statements.



                                                                                                                                   5



                                                          College and University
                                                         Facility Loan Trust Two

                                             Statements of Changes in Net Assets
                                                                    (Note 2 (f))

===============================================================================

Years Ended November 30,                                                                               1997                 1996
====================================================================================================================================
From operations:
   Net investment income                                                                          $ 2 897 815           $ 3 082 976
   Provision for possible loan losses                                                                (200 000)             (200 000)

Dividends to certificateholders (Notes 2 and 5):
   Class A Preferred Certificateholders
    ($.1365 per certificate annually)
      From net investment income                                                                           --                    --
      As tax return of capital                                                                     (1 112 346)           (1 391 528)
------------------------------------------------------------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                                 1 585 469             1 491 448
------------------------------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates (3,229,372 and
    1,904,305 certificates in 1997 and 1996, respectively)                                         (3 229 372)           (1 904 305)
   Issuance of Class A Preferred certificates as paid-inkind dividend
    (21,609 and 0 certificates in 1997 and 1996, respectively)                                         21 609                    --
------------------------------------------------------------------------------------------------------------------------------------



      Net decrease in net assets resulting from
       capital certificate transactions                                                            (3 207 763)           (1 904 305)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                                         (1 622 294)             (412 857)


Net assets:
   Beginning of year                                                                               21 446 026            21 858 883
------------------------------------------------------------------------------------------------------------------------------------

   End of year                                                                                    $19 823 732           $21 446 026
====================================================================================================================================

      The accompanying notes are an integral part of these financial statements.


                                                                                                                                   6

                                                  College and University
                                                 Facility Loan Trust Two

                                  Selected Financial Highlights for Each
                                         Class B Certificate Outstanding
                                        Throughout the Periods Indicated
                                                         (Notes 1 and 5)

========================================================================


Years Ended November 30,                               1997             1996             1995             1994             1993
====================================================================================================================================
Net asset value, beginning of year                    $7.27            $6.42            $5.69            $4.77            $3.79
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                  1.64             1.75             1.86             2.09             2.15

Provision for possible loan losses                     (.11)            (.11)            (.24)            (.11)              --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income                            --               --             (.43)            (.26)           (1.17)
   As tax return of capital                            (.63)            (.79)            (.46)            (.80)              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                          $8.17            $7.27            $6.42            $5.69            $4.77
====================================================================================================================================

Total investment return(a)                              N/A              N/A              N/A              N/A              N/A

Net assets applicable to
 Class A Preferred
 Certificates, end of year                       $5 422 117      $ 8 629 880      $10 534 185      $11 857 751      $13 941 968

Net assets applicable to Class
 B Certificates, end of year                    $14 401 615      $12 816 146      $11 324 698      $10 039 426      $ 8 406 774
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of expenses to average
    net assets applicable to
    Class B Certificates                             123.64%(b)       150.97%(b)       186.94%(b)       237.22%(b)       311.15%(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B Certificates                           21.29%           25.54%           30.76%           40.16%           50.29%

   Number of Class B Certificates
    outstanding, end of year                      1 763 800        1 763 800        1 763 800        1 763 800        1 763 800


(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 4.68%, 5.43%, 6.54%, 7.28% and
     11.11% in 1997, 1996, 1995, 1994 and 1993, respectively.


      The accompanying notes are an integral part of these financial statements.

                                                                                                                                   7

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================

1.   Organization                   College and  University  Facility Loan Trust
     and Business                   Two (the Trust) was formed on March 11, 1988
                                    as a  business  trust  under the laws of the
                                    Commonwealth   of    Massachusetts    by   a
                                    declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston, (the Owner Trustee), not in its individual capacity but solely as Owner
                                    Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                                    The Trust was formed for the sole purpose of
                                    raising  funds through the issuance and sale
                                    of bonds (the  Bonds).  The Trust  commenced
                                    operations  on May  12,  1988  (the  Closing
                                    Date) and issued  Bonds in four  tranches in
                                    the aggregate principal amount (at maturity)
                                    of  $450,922,000.  The Bonds constitute full
                                    recourse   obligations  of  the  Trust.  The
                                    collateral   securing  the  Bonds   consists
                                    primarily   of  a  pool   of   college   and
                                    university  facility  loans  (the  Loans) to
                                    various      postsecondary       educational
                                    institutions   and  funds   held  under  the
                                    indenture (the Indenture) and the investment
                                    agreements.  The Loans were originated by or
                                    previously  assigned  to the  United  States
                                    Department  of  Education   (ED)  under  the
                                    College Housing Loan Program or the Academic
                                    Facilities  Loan Program.  The Loans,  which
                                    have been  assigned  to The  First  National
                                    Bank of  Chicago  (The  Bond  Trustee),  are
                                    secured  by  various  types  of  collateral,
                                    including mortgages on real estate,  general
                                    recourse   obligations   of  the  borrowers,
                                    pledges  of   securities   and   pledges  of
                                    revenues.  As of the Closing Date, the Loans
                                    had a weighted  average stated interest rate
                                    of   approximately   3.18%  and  a  weighted
                                    average   remaining   term  to  maturity  of
                                    approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================


1.   Organization and               All payments on the Loans and earnings under
     Business                       the  investment  agreements and any required
     (Continued)                    transfers  from the  Expense  and  Liquidity
                                    Funds  are  deposited  to the  credit of the
                                    Revenue  Fund  held by the Bond  Trustee  as
                                    defined within,  and in accordance with, the
                                    Indenture.   On  each  bond  payment   date,
                                    amounts  on  deposit  to the  credit  of the
                                    Revenue  Fund are  applied in the  following
                                    order of priority: to pay amounts due on the
                                    Bonds,  to pay  administrative  expenses not
                                    previously  paid from the Expense  Fund,  to
                                    fund the Expense  Fund to the  Expense  Fund
                                    Requirement  and to fund the Liquidity  Fund
                                    to the Liquidity Fund Requirement. Any funds
                                    remaining   in  the  Revenue  Fund  on  such
                                    payment  date  will be used to  further  pay
                                    down the Bonds to the extent of the  maximum
                                    principal  distribution  amount, after which
                                    any   residual   amounts  are  paid  to  the
                                    certificateholders in the order of priority discussed in Note 5.

                                    On  the  Closing  Date,   certificates  were
                                    issued  by  the  Trust  to  ED  as   partial
                                    payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.



2.   Summary of                     (a)  College and University Facility Loans
     Significant
     Accounting                     The Loans were  purchased  and recorded at a
     Policies                       discount below par. Pursuant to a "no-action
                                    letter"  that the  Trust  received  from the
                                    Securities  and  Exchange  Commission,   the
                                    Loans,   included  in   Investments  in  the
                                    accompanying   balance   sheet,   are  being
                                    accounted  for  under  the  amortized   cost
                                    method of accounting. Under this method, the
                                    difference  between the cost of each Loan to
                                    the Trust and the  scheduled  principal  and
                                    interest payments is amortized,  assuming no
                                    prepayments  of  principal,  and included in
                                    the Trust's  income by  applying  the Loan's
                                    effective  interest  rate  to the  amortized
                                    cost of that Loan. The remaining  balance of
                                    the  purchase  discount  on the  Loans as of
                                    November   30,   1997   was    approximately
                                    $80,132,000. As a result of prepayments of Loans in the year ended November 30, 1997, additional interest income of approximately
                                    $348,000 was recognized.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================

2.   Summary of                     (a)  College and  University  Facility Loans
     Significant                         (Continued)
     Accounting
     Policies                       The  Trust's  policy is to  discontinue  the
     (Continued)                    accrual  of  interest  on  Loans  for  which
                                    payment of principal or interest is 180 days
                                    or more  past  due or for such  other  Loans
                                    that  management  believes the collection of
                                    interest and  principal is doubtful.  When a
                                    Loan is placed  on  nonaccrual  status,  all
                                    previously accrued but uncollected  interest
                                    is reversed  against  the  current  period's
                                    interest  income.   Subsequently,   interest
                                    income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At
                                    November 30, 1997, one loan has been placed on nonaccrual status, as discussed in Note
                                    6.

                                    (b)  Other Investments

                                    Other  investments,  which are  included  in
                                    Investments  on  the  accompanying   balance
                                    sheet, consist of two investment  agreements
                                    issued by  Morgan  Guaranty  Trust  Company,
                                    bearing fixed rates of interest of 7.05% and
                                    7.75%.  These  investments may take the form
                                    of  repurchase  agreements  (the  underlying
                                    collateral  of which shall be as to form and
                                    substance   acceptable  to  each  nationally
                                    recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost.

                                    (c)  Federal Income Taxes

                                    It is the Trust's  policy to comply with the
                                    requirements   applicable   to  a  regulated
                                    investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                    For tax purposes, the Loans were transferred
                                    to  the   Trust   at  their   face   values.
                                    Accordingly,  the  accretion of the purchase
                                    discount   creates  a   permanent   book-tax
                                    difference.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements
================================================================================


2.   Summary of                     (d)  Deferred Bond Issuance Costs
     Significant
     Accounting                     Deferred  Bond  issuance   costs  are  being
     Policies                       amortized using the effective  interest rate
     (Continued)                    method  over  the  estimated  lives  of  the
                                    Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                                    (e)  Accounting for Impairment of a Loan and
                                         Allowance for Possible Loan Losses

                                    The  Trust  accounts  for  credit  losses in
                                    accordance   with   Statement  of  Financial
                                    Accounting   Standards   (SFAS)   No.   114,
                                    Accounting by Creditors for  Impairment of a
                                    Loan, as amended by SFAS No. 118  (hereafter
                                    collectively  referred to as SFAS 114). SFAS
                                    114  requires   that  impaired   loans,   as
                                    defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                                    Management is responsible  for  establishing
                                    an allowance  for possible loan losses based
                                    on its best  estimate  of losses  that might
                                    occur.  Ultimate  losses  may vary  from the
                                    current estimate.  This estimate is reviewed
                                    periodically,  and  as a  provision  to  the
                                    allowance for possible  loan losses  becomes
                                    necessary,  it is  reported in the period in
                                    which  it  becomes  known.   Allowances  are
                                    established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                                    The  allowance  for possible  loan losses is
                                    based  on  management's  evaluation  of  the
                                    level of the allowance  required in relation
                                    to the  estimated  loss exposure in the loan
                                    portfolio.  Factors considered in evaluating
                                    the  adequacy  of  the   allowance   include
                                    previous loss  experience,  current economic
                                    conditions  and their  effect on  borrowers,
                                    the  performance  of  individual   Loans  in
                                    relation   to   contract   terms,    adverse
                                    situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================

2.   Summary of                     (e)  Accounting for Impairment of a Loan and
     Significant                         Allowance   for  Possible  Loan  Losses
     Accounting                          (Continued)
     Policies
     (Continued)                    The factors  discussed  above are inherently
                                    difficult to predict. Accordingly, the final
                                    outcome of these  estimates and the ultimate
                                    realization  of amounts on certain Loans may
                                    vary    significantly   from   the   amounts
                                    reflected  in  the  accompanying   financial
                                    statements.


                                    (f)  Presentation of Capital Distributions

                                    Capital  distributions  are accounted for in
                                    accordance  with the  American  Institute of
                                    Certified  Public  Accountants  Statement of
                                    Position  93-2,  "Determination,  Disclosure
                                    and  Financial  Statement   Presentation  of
                                    Income,  Capital  Gain and Return of Capital
                                    Distributions by Investment  Companies" (SOP
                                    93-2). SOP 93-2 requires the Trust to report
                                    distributions  that  are  in  excess  of tax
                                    basis  earnings  and profits as a tax return
                                    of  capital   and  to  present  the  capital
                                    accounts  on a basis that  approximates  the
                                    amounts  that  are   available   for  future
                                    distributions on a tax basis.

                                    As all tax  earnings  and profits  have been
                                    distributed,  accumulated  undistributed net
                                    investment  income  of  $2,360,468  has been
                                    reclassified   as  paid-in   capital  as  of
                                    November  30,  1997.  This  reclassification
                                    results   from   permanent   book   and  tax
                                    differences   such   as   the   receipt   of
                                    tax-exempt interest income on certain Loans,
                                    the related  interest  expense on the Bonds,
                                    and the  accretion  of purchase  discount on
                                    the  Loans.  Amounts  deducted  for the loan
                                    loss reserve and  dividends  payable are not
                                    currently  deductible  for tax  purposes and
                                    have  been  reclassified  as an  accumulated
                                    deficit.  These   reclassifications  had  no
                                    impact on the net investment income or net assets of the Trust.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements
================================================================================


2.   Summary of                     (g)  Use of Estimates
     Significant
     Accounting                     The  preparation of financial  statements in
     Policies                       conformity    with    generally     accepted
     (Continued)                    accounting principles requires management to
                                    make estimates and  assumptions  that affect
                                    the   reported   amounts   of   assets   and
                                    liabilities  at the  date  of the  financial
                                    statements  and  the  reported   amounts  of
                                    revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Bonds                          The Bonds  outstanding  at November 30, 1997
                                    consist of the following:



                                                                   Outstanding        Unamortized
                        Interest                                    Principal           Discount       Carrying Value
Type                      Rate            Stated Maturity            (000s)              (000s)            (000s)
=======================================================================================================================
Sequential                4.00%            June 1, 2002            $ 70 482             $ 4 468           $ 66 014
Sequential                4.00%            June 1, 2018             149 370              47 072            102 298
----------------------------------------------------------------------------------------------------------------------
                                                                   $219 852             $51 540           $168 312
=======================================================================================================================


                                    Interest    on   the   Bonds   is    payable
                                    semiannually. On December 1, 1997 the Trust made a principal payment of $13,807,259 on the 4%, June 1, 2002 bonds.

                                    Principal payments on the Bonds will be made
                                    prior to the respective stated maturities on
                                    each bond payment date in an amount equal to
                                    the lesser of either (1)  amounts  available
                                    in the Revenue Fund after  certain  required
                                    payments of interest and  principal  (at the
                                    stated   maturity   of   the   Bonds)   and,
                                    administrative   expenses   after   required
                                    transfers   to  the  Expense  Fund  and  the
                                    Liquidity  Fund  (such  that the  amounts on
                                    deposit  are  equal  to  the  Expense   Fund
                                    Requirement    and   the   Liquidity    Fund
                                    Requirement,   respectively),   or  (2)  the
                                    Maximum  Principal  Distribution  Amount, as
                                    defined   within   the   Indenture.    These
                                    principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================


3.   Bonds                          The estimated  aggregate  principal payments
     (Continued)                    on the Bonds at  November  30,  1997,  after
                                    taking   into   consideration   actual  Loan
                                    prepayments, Defaulted Loans and the Maximum
                                    Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                          Amount
                                    Fiscal Year                           (000s)
                                    ============================================
                                    1998                                $ 23 218
                                    1999                                  21 138
                                    2000                                  19 922
                                    2001                                  18 706
                                    2002                                  18 731
                                    Thereafter                           118 137
                                    --------------------------------------------
                                    Total                               $219 852
                                    ============================================

                                    Actual Bond  principal  payments  may differ
                                    from estimated  payments  because  borrowers
                                    may prepay or default on their  obligations.
                                    The  Bonds  are  not   subject  to  optional
                                    redemption   by  either  the  Trust  or  the
                                    bondholders.

                                    In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                                    The   original   issue   discount  is  being
                                    amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate remains unchanged.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements
================================================================================
4.   Administrative
     Agreements                     (a)  Servicer

                                    On  November  14,  1997   General   Electric
                                    Capital  Corporation  (GECC) transferred its
                                    servicing  responsibilities,  as  defined in
                                    the Trust's Servicing  Agreement dated April
                                    1,  1988,   to  GMAC   Commercial   Mortgage
                                    Corporation (GMAC).

                                    As  compensation  for the services  provided
                                    under the servicing agreement,  the Servicer
                                    receives a  collection  fee. The fee is paid
                                    each date payments are received on each Loan
                                    and  is   equal   to   .075  of  1%  of  the
                                    outstanding  principal  balance of each Loan
                                    divided  by  the  number  of   payments   of
                                    principal  and interest in a calendar  year.
                                    The fees associated  with services  provided
                                    during  the  year  are as  follows:  for the
                                    period December 1, 1996 through November 14,
                                    1997,  GECC's fees totaled  $216,505 and for
                                    the period from  November  15, 1997  through
                                    November  30,  1997,   GMAC's  fees  totaled
                                    $5,632. GECC was also reimbursed for related expenses of $11,857.


                                    (b)  Trustees

                                    As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                    o    The Owner Trustee, in its capacities as
                                         manager  of  the  Trust  and  as  Owner
                                         Trustee,  received  fees of $15,000 and
                                         $12,500,  respectively,  for  the  year
                                         ended  November 30, 1997.  In addition,
                                         the Owner  Trustee,  in its capacity as
                                         manager,   was  reimbursed  $1,664  for
                                         out-of-pocket expenses.


                                    o    The  Bond  Trustee  is  entitled  to an
                                         annual  fee  equal to .015 of 1% of the
                                         aggregate  outstanding principal of the
                                         Bonds   on  the   bond   payment   date
                                         immediately   preceding   the  date  of
                                         payment of such fee.  The Bond  Trustee
                                         is also  reimbursed  for  out-of-pocket
                                         expenses  in an amount not to exceed 4%
                                         of the  applicable  annual fee. For the
                                         year  ended  November  30,  1997,  Bond
                                         Trustee fees were $34,341. In addition,
                                         the Bond Trustee was reimbursed  $1,381
                                         for out-of- pocket expenses.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================

5.   Certificates                   The   certificates   comprise  two  classes,
                                    namely 13.65% Class A Preferred and Class B.
                                    The  Class  A  Preferred  certificates  have
                                    preference  over  the  Class B  certificates
                                    with  respect to the  payment of  dividends,
                                    rights   of   redemption   and   liquidation
                                    payments. Dividends on the Class A Preferred
                                    certificates  are  payable  in  cash on each
                                    Distribution  Date  (defined  below)  at the
                                    rate  of  13.65%  per  annum  from   amounts
                                    received  by the Owner  Trustee  pursuant to
                                    the Declaration of Trust. To the extent that
                                    such  amounts  are  not  sufficient  to  pay
                                    accrued  dividends  on any Class A Preferred
                                    certificates on any Distribution  Date, such
                                    dividends   will  be   paid  in   additional
                                    certificates   of  the  Class  A   Preferred
                                    certificates.    The   Class   A   Preferred
                                    certificates  are required to be redeemed by
                                    the  Trust,  in  whole  or in  part,  on any
                                    Distribution  Date  to  the  extent  of  the
                                    amount  on  deposit  to  the  credit  of the
                                    Revenue  Fund,  as  discussed in Note 1, and
                                    after  all  accrued  but  unpaid   dividends
                                    thereon   have   been   paid  in  full.   No
                                    distributions  on the  Class B  certificates
                                    may be made  until  all  Class  A  Preferred
                                    certificates  have been redeemed.  Following
                                    the  redemption  in  full  of  the  Class  A
                                    Preferred certificates, on each Distribution
                                    Date,   the   holders   of   the   Class   B
                                    certificates  will  receive  amounts paid to
                                    the   Owner   Trustee    pursuant   to   the
                                    Declaration of Trust,  pro-rata, in the same
                                    proportion   that  the  par   value  of  the
                                    certificates   evidenced  by  each  Class  B
                                    certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                                    Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution
                                    Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                                    Due to the  shortfall in the revenue fund on
                                    December 1, 1997, to distribute  $466,197 to
                                    the    holders   of   Class   A    Preferred
                                    certificates  the Trust  paid  $444,588  and
                                    issued    additional   Class   A   Preferred
                                    certificates to pay the accrued dividends of
                                    $21,609. In addition, as a result of certain
                                    procedural difficulties associated  with the
                                    servicing of the Loans, there was an unusual
                                    number of late  payments as of  November  1,
                                    1997.  In order  to   mitigate   the  impact
                                    of the late payments on the December 1, 1997 distribution the Trustees elected to extend the collection period from November 15, 1997 to December 5, 1997 (inclusive) and made a second

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================

5.   Certificates                   distribution   on  December  23,  1997.   On
     (Continued)                    December 23, 1997, the Trust paid $1,487,384
                                    to  the   holders   of  Class  A   Preferred
                                    certificates,   of  which  $57,160  was  for
                                    payment of dividends  and  $1,430,224  was a
                                    redemption     of    Class    A    Preferred
                                    certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                                    The   certificateholders   shall   each   be
                                    entitled to one vote per certificate.

6.   Allowance For                  An analysis of the  allowance  for  possible
     Possible  Loan                 loan  losses  for  the  year  ended   Losses
     Losses                         November 30, 1997 is summarized as follows:

                                    Balance, beginning of year        $  832 376
                                    Provision                            200 000
                                    Charge-off                                --
                                    --------------------------------------------
                                    Balance, end of year              $1 032 376
                                    ============================================


                                    At   November   30,   1997,   the   recorded
                                    investment in loans that are considered to be impaired under SFAS 114 was approximately $2,000 with a related allowance for possible loan losses of $500.

                                    The average recorded investment in impaired loans during the year ended November 30, 1997 was approximately $2,600. For the year ended November 30, 1997, no interest income was recognized on impaired loans.

                                    The  amortized  cost of the Loan  placed  on
                                    nonaccrual status is approximately $2,000 at
                                    November  30,  1997.  See   "Accounting  for
                                    Impairment of a Loan and Allowance for Possible Loan Losses" for a discussion of the Trust's impaired loan accounting policy.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================


7.   Loans                          Scheduled principal and interest payments on
                                    the Loans as of November 30, 1997, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                     Principal         Interest
                                                     Payments          Payments            Total
                                    Fiscal Year      (000s)            (000s)              (000s)
                                    ==============================================================
                                    1998            $ 25 241           $ 7 915          $ 33 156
                                    1999              23 403             6 942            30 345
                                    2000              21 922             6 192            28 114
                                    2001              20 502             5 484            25 986
                                    2002              19 932             4 797            24 729
                                    Thereafter       137 396            28 615           166 011
                                    --------------------------------------------------------------
                                    Total           $248 396           $59 945          $308 341
                                    ==============================================================

                                    Expected    payments    may   differ    from
                                    contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the loans may vary significantly from the scheduled payments.

                                    The   following   analyses   summarize   the
                                    stratification of the loan portfolio by type of collateral and institution as of November 30, 1997:

                                                                                            Amortized
                                                                      Number                  Cost
                                    Type of Collateral               of Loans                (000s)                    %
                                    ===========================================================================================
                                    Loans secured by a
                                     first mortgage                    302                  $ 89 896                   53.4%

                                    Loans not secured by
                                     a first mortgage                  193                    78 396                   46.6
                                    -------------------------------------------------------------------------------------------

                                    Total Loans                        495                  $168 292                  100.0%
                                    ===========================================================================================

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================


7.   Loans                                                                                        Amortized
     (Continued)                                                          Number                    Cost
                                    Type of Institution                  of Loans                   (000s)                      %
                                    ================================================================================================

                                    Private                                310                      88 916                     52.8%

                                    Public                                 185                      79 376                     47.2
                                    ------------------------------------------------------------------------------------------------

                                    Total Loans                            495                    $168 292                    100.0%
                                    ================================================================================================


                                    The  ability  of a borrower  to meet  future
                                    debt service  payments on a Loan will depend
                                    on a  number  of  factors  relevant  to  the
                                    financial   condition   of  such   borrower,
                                    including,   among  others,   the  size  and
                                    diversity  of  the  borrower's   sources  of
                                    revenues;   enrollment  trends;  reputation;
                                    management  expertise;  the availability and
                                    restrictions  on the use of  endowments  and
                                    other  funds;  the quality  and  maintenance
                                    costs of the borrower's facilities;  and, in
                                    the   case   of   some   Loans   to   public
                                    institutions,  which  are  obligations  of a
                                    state,   the  financial   condition  of  the
                                    relevant state or other governmental  entity
                                    and its policies  with respect to education.
                                    The   ability  of  a  borrower  to  maintain
                                    enrollment   levels   will  depend  on  such
                                    factors  as  tuition   costs,   geographical
                                    location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                    The collateral for Loans that are secured by
                                    a mortgage on real estate generally consists
                                    of  special  purpose  facilities,   such  as
                                    dormitories,  dining  halls and  gymnasiums,
                                    which are integral components of the overall
                                    educational  setting.  As a  result,  in the
                                    event of  borrower  default  on a Loan,  the
                                    Trust's  ability to realize the  outstanding
                                    balance of the Loan  through the sale of the
                                    underlying   collateral  may  be  negatively
                                    impacted by the special purpose nature and location of such collateral.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

================================================================================

7.   Loans                          A  number   of   borrowers   are   currently
     (Continued)                    experiencing  financial  difficulties due to
                                    declining enrollment, increasing costs and a
                                    decline  in  endowments,   grants,   private
                                    gifts, and State and Federal  funding.  Many
                                    of these  troubled  borrowers are developing
                                    and implementing  strategic plans to improve
                                    their   financial   position;    the   plans
                                    generally  include taking actions to control
                                    costs and increase  revenues through tuition
                                    increases,   fundraising  campaigns,  higher
                                    enrollment and a reduction of faculty.

                                    Due to the  special  purpose  nature  of the
                                    borrowers'   properties,   the   ability  of
                                    troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.

8.   Fair Value                     SFAS No. 107,  "Disclosures about Fair Value
     of Financial                   of  Financial  Instruments,"  allows for the
     Instruments                    use of a wide range of valuation techniques;
                                    therefore,  it may be  difficult  to compare
                                    the  Trust's  fair  value   information   to
                                    independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                                                  College and University
                                                 Facility Loan Trust Two

                                           Notes to Financial Statements

========================================================================



8.   Fair  Value                    Current  market prices are not available for
     of  Financial                  most of the  Trust's  financial  instruments
     Instruments                    since an active  market  generally  does not
     (Continued)                    exist for such  instruments.  In  accordance
                                    with the terms of the  Indenture,  the Trust
                                    is  required  to hold  all of the  Loans  to
                                    maturity and to use the cash flows therefrom
                                    to retire the Bonds. Accordingly,  the Trust
                                    has   estimated   the  fair  values  of  its
                                    financial  instruments  using  a  discounted
                                    cash flow  methodology.  This methodology is
                                    similar   to  the   approach   used  at  the
                                    formation  of the  Trust  to  determine  the
                                    carrying   amounts   of  these   items   for
                                    financial  reporting  purposes.  In applying
                                    the methodology,  the calculations have been
                                    adjusted  for  the  change  in the  relevant
                                    market  rates  of  interest,  the  estimated
                                    duration   of   the   instruments   and   an
                                    internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.

                                    The estimated fair value of each category of
                                    the Trust's  financial  instruments  and the
                                    related   book   value   presented   in  the
                                    accompanying  balance  sheet as of  November
                                    30, 1997 is as follows:

                                                                                Book Value            Fair Value
                                                                                  (000s)                (000s)
                                    ================================================================================
                                    Loans                                       $ 167 260*             $205 830
                                    Investment Agreements:
                                      Revenue Fund                                 19 566                18 424
                                      Liquidity Fund                                4 755                 3 967
                                    --------------------------------------------------------------------------------

                                                                                $ 191 581              $228 221
                                    ================================================================================

                                    Bonds                                       $ 168 312              $195 435
                                    ================================================================================

                                    *    Net  of  Allowance  for  Possible  Loan
                                         Losses of $1,032,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
             COLLEGE AND UNIVERSITY LOANS (87.3%)
             -------------- A --------------
      $555   Alabama Agricultural and Mechanical University              3.000-3.750     07/01/2005            10.25         $415
     2,025   Alabama Agricultural and Mechanical University                  3.000       05/01/2018            10.27        1,140
       160   Albion College                                                  3.000       10/01/2009            10.56          105
       573   Albright College                                                3.000       11/01/2015            10.23          337
        30   Alcorn State University                                         2.875       11/01/1999            10.11           27
        36   Alcorn State University                                         3.500       11/01/2002            10.15           31
        50   Allegheny College                                               3.000       07/01/2015            10.38           20
        10   Allentown College of St. Francis De Sales                       3.000       11/01/1998            10.98            9
       325   Alma College                                                    3.750       04/01/2002            11.52          274
        82   American International College                                  3.375       10/01/2002            10.84           68
       134   Anderson University                                             3.500       03/01/2003            11.42          107
       290   Anderson University                                             3.000       03/01/2006            11.19          209
        67   Appalachian State University                                    3.500       07/01/2001            10.28           56
       420   Arizona State University                                        3.125       09/01/2001            10.17          354
       310   Arizona State University                                        3.375       10/01/2002            10.16          256
     1,365   Arizona State University                                        3.000       04/01/2006            10.60        1,010
       216   Arkansas State University                                       3.500       04/01/2001            10.97          190
       148   Arkansas State University                                       3.375       10/01/2000            10.25          132
       753   Arkansas State University                                       3.750       04/01/2005            10.75          586
        26   Arkansas Technical University                                   2.875       10/01/1999            10.21           24
     2,330   Auburn University                                               3.000       12/01/2018             9.16        1,367
       229   Azusa Pacific University                                        3.750       04/01/2015            10.88          139
             -------------- B --------------
       225   Ball State University                                           3.000       07/01/1999             9.98          201
     1,140   Baptist College at Charleston                                   3.000       03/01/2019            10.73          600
       765   Baptist College at Charleston                                   3.000       03/01/2011            10.98          485
        20   Bard College                                                    2.750       10/01/1998            11.40           18
       247   Becker Junior College                                           3.000       04/01/2005            11.21          185
       132   Bellarmine College                                              3.625       05/01/2004            11.34          106
        16   Belmont Abbey College                                           3.000       11/01/1998            10.96           15
        19   Benedict College                                                2.875       02/01/1999            11.83           17
       145   Benedict College                                                3.750       11/01/2004            10.75          113
       995   Benedict College                                                3.000       11/01/2006            10.61          719
     1,913   Benedict College                                                3.000       11/01/2020            10.36          996
     1,905   Bentley College                                                 3.000       11/01/2007            10.57        1,326
         9   Bethany College                                                 2.875       05/01/1998            11.89            9
       331   Bethany College                                                 3.375       11/01/2012            10.54          212
       295   Bethany College                                                 3.000       11/01/2017            10.40          161
       580   Bethany College                                                 3.000       11/01/2012            10.40          361
        20   Bethune-Cookman College                                         3.000       11/01/2002            10.74           16

   The accompanying notes are an integral part of these financial statements.
                                                                                                                               22

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
      $207   Boston Architectural Center                                     3.750       11/01/2004            10.77         $163
       175   Bradford College                                                3.375       10/01/2001            10.85          146
       320   Brandeis University                                             3.000       11/01/2011            10.64          202
       155   Brevard College                                                 3.000       11/01/2004            10.71          120
        88   Brevard College                                                 3.000       05/01/2006            11.12           64
       150   Bryan College                                                   3.500       04/01/2003            11.39          121
        34   Buena Vista College                                             3.500       02/01/2000            11.85           31
       136   Buena Vista College                                             3.000       02/01/2006            11.23           98
             -------------- C --------------
     1,130   California Polytechnic State University                         3.000       11/01/2006            10.05          807
       385   California State University                                     3.000       11/01/2006             8.75          298
     1,335   California State University                                     3.000       11/01/2013             8.93          880
     2,763   California State University                                     3.000       11/01/2019             8.99        1,624
       146   Calvin College                                                  3.000       11/01/2000            10.83          126
     2,670   Cameron University                                              3.000       04/01/2007            10.16        1,943
       275   Canisius College                                                3.375       05/01/2002            11.48          233
     1,670   Canisius College                                                3.000       11/01/2017            10.40          917
       116   Canisius College                                                3.000       11/01/1999            10.89          103
        59   Carnegie-Mellon University                                      3.000       05/01/1999            11.37           54
       250   Carnegie-Mellon University                                      3.500       11/01/2001            10.52          212
       310   Carnegie-Mellon University                                      3.000       05/01/2009            10.73          208
     1,080   Carnegie-Mellon University                                      3.000       11/01/2017            10.51          599
       165   Carroll College                                                 3.125       06/01/2000            10.75          141
       376   Carroll College                                                 3.750       06/01/2014            10.46          231
       178   Carroll College                                                 3.000       06/01/2018            10.15           98
       470   Carroll College                                                 3.750       03/01/2015            10.93          283
       295   Case Western Reserve University                                 3.500       04/01/2003            11.39          237
       289   Catawba College                                                 3.000       12/01/2009            10.27          193
       114   Central Missouri State University                               3.125       07/01/2000            10.24           98
       266   Central Missouri State University                               3.375       07/01/2001            10.27          225
       669   Central Missouri State University                               3.625       07/01/2004            10.29          523
     1,090   Central Missouri State University                               3.000       07/01/2007            10.18          766
        11   Central Texas College                                           3.000       11/01/1998            10.14           10
       175   Champlain College                                               3.000       12/01/2013            10.19          106
       615   Chapman College                                                 3.000       10/01/2013            10.65          367
       392   Chapman College                                                 3.000       11/01/2005            10.63          289
       257   Chapman College                                                 3.000       11/01/2007            10.57          179
     1,700   Chateau Community Housing Association                           3.000       10/01/2012            10.51        1,038
        80   Cisco Junior College                                            3.000       11/01/2005            10.04           61
       110   Cisco Junior College                                            3.000       07/01/2005            10.15           76
        38   Claflin College                                                 3.125       04/01/2001            11.59           33
       450   Clemson University                                              3.000       07/01/2005             9.51          346

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
      $168   Coker College                                                   3.000       12/01/2009            10.04         $113
       107   College of Notre Dame of Maryland                               3.375       11/01/2002            10.48           88
       256   College of Our Lady of the Elms                                 3.375       10/01/2001            10.86          215
        19   College of Saint Rose                                           2.875       04/01/1998            11.95           18
       964   College of Saint Rose                                           3.000       05/01/2022            10.43          490
       596   College of Saint Thomas                                         3.000       11/01/2009            10.53          394
        67   College of Santa Fe                                             3.500       10/01/2001            10.86           56
       249   College of Santa Fe                                             3.000       10/01/2005            10.66          184
       639   College of Santa Fe                                             3.000       10/01/2018            10.43          347
        90   College of the Holy Cross                                       3.500       10/01/1999            11.03           83
     1,115   College of the Holy Cross                                       3.625       10/01/2013            10.60          704
       895   College of the Holy Cross                                       3.000       10/01/2006            10.63          639
        44   College of the Virgin Islands                                   3.000       11/01/2002            10.15           36
       102   College of the Virgin Islands                                   3.000       10/01/2003            10.16           81
       281   Columbia College                                                3.625       07/01/2004            10.90          214
        90   Columbia College                                                3.000       07/01/2006            10.80           64
       163   Concordia College                                               3.000       04/01/2009            11.05          111
       780   Concordia College                                               3.000       05/01/2019            10.65          414
       107   Connecticut College                                             3.000       11/01/1999            10.89           95
        72   Cornell College                                                 3.000       10/01/2005            10.66           53
       348   Cumberland University                                           3.000       08/01/2017            10.52          191
             -------------- D --------------
       118   Daemen College                                                  3.125       04/01/2000            11.68          105
       680   Daemen College                                                  3.000       04/01/2016            10.77          383
       201   Dakota Wesleyan University                                      3.000       10/01/2015            10.46          115
       320   Dana College                                                    3.000       04/01/2005            11.22          238
        77   Dana College                                                    3.500       04/01/2003            11.39           62
       110   Dean Academy & Jr. College                                      3.500       10/01/1999            10.97           98
       146   Dickinson College                                               3.000       05/01/2018            10.30           82
       296   Dillard University                                              3.000       04/01/2008            11.09          207
       111   Doane College                                                   3.000       11/01/2000            10.83           96
       575   Dormitory Authority State of NY (New York University)           3.000       07/01/2000             8.95          508
       689   Dowling College                                                 3.000       10/01/2010            10.75          444
       142   Drexel University                                               2.875       05/01/2001            11.57          125
     1,220   Drexel University                                               3.500       05/01/2014            10.53          723
        20   Drury College                                                   3.125       10/01/1999            11.32           18
       307   Drury College                                                   3.000       04/01/2015            10.63          179
       556   Drury College                                                   3.000       10/01/2010            10.75          359
     1,168   D'Youville College                                              3.000       04/01/2018            10.90          625
             -------------- E --------------
       126   East Texas State University                                     2.875       09/01/1999             8.94          115
     1,376   East Texas State University                                     3.500       03/01/2002             9.48        1,100

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
    $1,679   East Texas State University                                     3.000       03/01/2002             9.60       $1,301
       162   East Texas State University                                     3.000       11/01/2000             9.26          148
        97   Eastern Oklahoma State College                                  3.125       05/15/1999             9.96           91
       430   Elizabeth City State University                                 3.000       10/01/2017            10.02          249
       545   Embry-Riddle Aeronautical University                            3.000       09/01/2007            10.64          376
       175   Emmanuel College                                                3.000       11/01/2013            10.45          104
       169   Emory University                                                2.875       09/01/1998            11.00          155
             -------------- F --------------
        56   Fairleigh Dickinson University                                  3.125       11/01/1999            10.93           50
     1,780   Fairleigh Dickinson University                                  3.000       11/01/2017            10.39          982
         7   Findlay College                                                 2.750       07/01/1998            11.04            6
       245   Florida Agricultural and Mechanical University                  3.625       07/01/2004            10.29          191
       258   Florida Atlantic University                                     3.500       07/01/2004            10.27          214
       395   Florida Atlantic University                                     3.000       07/01/2006            10.18          274
       226   Florida Institute of Technology                                 3.000       11/01/2009            10.53          154
        63   Florida Southern College                                        3.000       11/01/1999            10.89           56
       136   Florida State University                                        3.000       01/01/1999             9.20          127
       246   Florida State University                                        3.500       06/01/2001             8.44          216
       835   Florida State University                                        3.000       01/01/2009             9.40          602
        58   Fort Hays State University                                      3.500       10/01/2001            10.19           50
       133   Fort Hays State University                                      3.625       10/01/2002            10.18          110
       185   Fort Hays State University                                      3.000       10/01/2007            10.08          131
       640   Fort Lewis College                                              3.000       10/01/2006            10.09          467
             -------------- G --------------
       790   Gannon University                                               3.000       11/01/2011            10.49          497
       216   Gannon University                                               3.000       12/01/2022            10.13          110
        96   Gavilan College                                                 3.000       04/01/2006            10.59           71
       100   George Fox College                                              3.500       04/01/2001            11.25           87
       839   George Fox College                                              3.000       07/01/2018            10.64          451
       191   George Washington University                                    3.500       05/01/2000            11.30          171
       928   George Washington University                                    3.500       11/01/2002            10.50          776
        38   George Washington University                                    3.000       11/01/1998            10.58           35
        81   Georgetown College                                              3.000       12/01/1999            10.02           72
       587   Georgetown College                                              3.000       12/01/2008            10.04          404
     1,020   Georgetown College                                              3.000       12/01/2009            10.05          684
     2,996   Georgetown University                                           3.000       11/01/2020            10.36        1,560
     7,595   Georgetown University                                           4.000       11/01/2020            10.52        4,340
     1,427   Georgetown University                                           3.000       05/01/2005            10.86        1,076
       833   Georgia Education Authority Board of Regents
               of the University System of Georgia                           3.375       01/01/2003            10.60          682
        13   Grambling State University                                      3.000       11/01/1999            10.12           12
       126   Grambling State University                                      3.000       11/01/2000            10.11          110

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               25


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
             -------------- H --------------
      $427   Hampshire College                                               3.000       07/01/2013            10.75         $253
     1,529   Hampshire College                                               3.000       02/01/2014            10.70          900
       240   Harcum Junior College                                           3.375       11/01/2002            10.77          196
       850   Harper Grace Hospital                                           3.625       04/01/2005            11.26          646
        98   Henderson State University                                      3.125       04/01/1999            11.06           90
       183   Hesston College                                                 3.000       04/01/2006            11.14          132
       366   High Point College                                              3.000       12/01/2010            10.26          234
     2,199   Hinds Junior College                                            3.000       04/01/2013            10.42        1,382
       131   Hiwassee College                                                3.375       01/01/2003            11.58          107
       214   Hiwassee College                                                3.000       09/15/2018            10.58          115
     2,229   Hofstra University                                              3.000       11/01/2012            10.61        1,377
        23   Holy Family College                                             3.000       12/01/1997            10.00           22
       314   Hood College                                                    3.625       11/01/2014            10.54          194
       445   Houston Tillotson College                                       3.500       04/01/2014            10.90          274
        75   Huntingdon College                                              3.500       03/01/2002            11.54           62
       295   Huntingdon College                                              3.000       10/01/2008            10.60          200
             -------------- I --------------
        34   Illinois Benedictine College                                    3.000       10/01/1998            10.98           31
       238   Illinois Institute of Technology                                3.000       03/01/2003            11.10          190
       201   Indiana University                                              2.875       04/01/1998            10.10          193
       112   Indiana University                                              2.875       04/01/1999            10.08          105
       542   Indiana University                                              3.375       04/01/2001            10.06          478
     1,160   Indiana University                                              3.500       04/01/2001            10.06        1,021
     1,708   Indiana University                                              3.750       12/01/2003             8.84        1,448
       380   Indiana University                                              3.000       07/01/1999             9.31          343
       139   Inter American University of Puerto Rico                        3.000       09/01/2007            10.66           97
     2,674   Inter American University of Puerto Rico                        3.000       01/01/2017            10.94        1,460
             -------------- J --------------
     1,915   James Madison University                                        3.000       06/01/2009            10.49        1,255
        44   John Brown University                                           2.875       04/01/2000            11.64           39
       432   Johnson & Wales College                                         3.000       11/01/2013            10.59          261
       265   Johnson C. Smith University                                     3.000       05/01/2005            11.18          198
        35   Judson College                                                  3.750       07/01/2004            10.92           27
             -------------- K --------------
       241   Kansas State University                                         3.375       10/01/2002             9.12          206
       775   Kansas State University                                         3.625       04/01/2004             9.77          602
       114   Kendall College                                                 3.375       10/01/2002            10.82           93
       266   Kendall College                                                 3.000       10/01/2008            10.59          179
       576   Kent State University                                           3.500       12/01/2000             8.90          515
       410   Knox College                                                    3.000       04/01/2006            11.15          296

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
             -------------- L --------------
      $360   LaGrange College                                                3.000       03/01/2009            11.06         $238
       279   Lamar University                                                3.500       04/01/2003            10.76          228
       379   Langston University                                             3.375       10/01/2003            10.15          305
     1,215   Langston University                                             3.000       04/01/2007            10.56          872
       499   Lassen Junior College District                                  3.000       04/01/2020            10.27          268
     1,670   Leland Stanford Junior College                                  3.375       05/01/2003            11.33        1,342
       224   Lenoir Rhyne College                                            3.000       12/01/2006            10.04          163
        88   Linfield College                                                3.000       10/01/2017            10.44           48
        86   Long Island University                                          3.000       10/01/1998            11.00           79
       901   Long Island University                                          3.750       05/01/2005            11.22          691
       244   Long Island University                                          3.000       11/01/2009            10.69          162
       853   Long Island University                                          3.000       11/01/2009            10.69          567
       495   Long Island University                                          3.750       04/01/2003            11.41          401
       595   Long Island University                                          3.625       06/01/2014            10.49          362
        21   Long Island University                                          3.750       05/01/1998            11.90           20
       130   Long Island University                                          3.750       10/01/2004            10.79          101
       423   Louisiana State University                                      3.500       07/01/2001             8.65          373
     1,116   Louisiana State University                                      3.625       07/01/2004             9.04          907
       448   Louisiana State University                                      3.000       07/01/2005             8.84          354
       395   Louisiana State University                                      3.000       07/01/2006             8.87          307
       144   Louisiana State University                                      3.000       05/01/1999             9.17          136
       336   Louisiana State University                                      3.000       07/01/2001             8.62          291
        43   Loyola University                                               3.000       11/01/1998            10.96           40
       232   Lycoming College                                                3.500       05/01/2001            11.22          202
       266   Lycoming College                                                3.625       05/01/2014            10.64          166
       355   Lycoming College                                                3.750       05/01/2015            10.62          219
       553   Lynchburg College                                               3.750       05/01/2015            10.64          346
       700   Lynchburg College                                               3.000       05/01/2018            10.68          382
             -------------- M --------------
       610   MacAlester College                                              3.375       05/01/2002            11.41          506
       476   MacAlester College                                              3.000       05/01/2020            10.46          252
        30   Madison General Hospital                                        3.000       12/01/1999             9.67           27
       585   Marian College                                                  3.000       10/01/2016            10.45          328
        38   Marian College                                                  3.000       11/01/1999            10.89           34
        57   Marist College                                                  3.500       04/01/2000            11.73           52
        98   Marquette University                                            3.000       07/31/2024            10.59           47
        23   Mary Baldwin College                                            2.875       11/01/1999            10.94           21
       468   Mary Baldwin College                                            3.375       05/01/2012            10.68          302
       685   Marymount University                                            3.000       05/01/2016            10.52          392
        10   McCook Community College                                        3.000       01/01/1998            11.16            9
       970   McLennan Community College                                      3.000       04/01/2006            10.49          722


   The accompanying notes are an integral part of these financial statements.

                                                                                                                               27


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
       $88   McNeese State University                                        3.500       10/01/2001            10.18          $75
     1,134   Memorial Hospital for Cancer and Allied Diseases                3.375       04/01/2012            10.68          730
       113   Menlo College                                                   3.125       04/01/2001            11.53           96
       525   Mercer University                                               3.000       05/01/2014            10.58          313
     1,590   Mercy College of Detroit                                        3.625       10/01/2013            10.59          989
        28   Mercy Hospital (A)                                              3.000       10/01/1998            10.98            2
        45   Merrimack College                                               3.000       04/15/2019            10.53           31
       129   Merrimack College                                               3.000       04/15/2008            10.79           69
        95   Middlebury College                                              3.375       10/01/2002            11.12           78
       118   Midland Lutheran College                                        3.000       04/01/2005            11.20           88
        20   Midland Lutheran College                                        3.000       10/01/1998            10.98           18
       612   Millsaps College                                                3.000       11/01/2021            10.34          313
        86   Mississippi State University                                    2.875       01/01/2000            10.99           76
     1,685   Mississippi State University                                    3.000       12/01/2020             9.64          929
       105   Mississippi Valley State University                             3.500       07/01/2001            10.28           89
       117   Molloy College                                                  3.375       10/01/2002            10.81           95
         8   Montreat-Anderson College                                       3.000       11/01/1998            10.96            7
       246   Moravian College                                                3.375       11/01/2012            10.52          155
       775   Morehouse College                                               3.000       07/01/2010            10.50          454
     2,511   Morgan State University                                         3.000       11/01/2014            10.56        1,503
       235   Morris Brown College                                            3.750       05/01/2007            11.12          170
     2,123   Morris Brown College                                        2.750-3.750     05/01/2018            10.89        1,283
       677   Morris College                                                  3.000       11/01/2009            10.53          447
        99   Muhlenberg College                                              3.000       11/01/2000            10.50           86
             -------------- N --------------
       171   New England College                                             3.000       04/01/2016            10.77           96
       725   Newark Beth Israel Hospital                                     3.625       01/01/2014            11.06          438
        76   NIACC Dormitories, Inc.                                         3.000       10/01/2012            10.27           48
        72   Nicholls State University                                       3.000       09/01/1999             8.88           66
     3,010   Norfolk State University                                        3.000       12/01/2021             9.77        1,599
       697   North Carolina Agricultural and
               Technical State University                                    3.000       05/01/2014            10.34          422
       660   North Carolina State University                                 3.625       09/01/2004             7.97          560
       295   North Carolina State University                                 3.125       09/01/2001             7.58          264
       350   North Carolina State University                                 3.500       09/01/2001             7.63          315
       171   North Greenville College                                        3.000       11/01/2003            10.72          136
       266   Northeast Louisiana University                                  3.500       04/01/2001            10.28          235
       478   Northeast Missouri State University                         3.375-3.500     05/01/2002            10.75          404
        73   Northeastern Oklahoma State University                          3.000       06/01/1998             9.73           67
     3,265   Northeastern University                                         3.000       05/01/2018            10.53        1,785
       156   Northeastern University                                         3.000       05/01/2004            10.97          121
        75   Northwestern State University                                   3.125       10/01/2000            10.15           65


   The accompanying notes are an integral part of these financial statements.

                                                                                                                               28


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
      $460   Nova University                                                 3.000       12/01/2007            10.04         $326
             -------------- O -------------
       294   Occidental College                                              3.000       10/01/2019            10.41          155
       245   Olympic Community College                                       3.000       10/01/2008            10.07          169
        82   Ouachita Baptist University                                     3.125       12/01/1999            10.03           73
        37   Ouachita Baptist University                                     3.000       12/01/2006            10.04           27
             -------------- P -------------
        14   Pacific University                                              3.000       11/01/1999            10.89           12
     1,001   Paine College                                                   3.000       10/01/2016            10.45          560
        16   Pan American University                                         3.000       10/01/1999             9.23           15
     2,552   Philadelphia College of Art                                     3.000       01/01/2022            10.62        1,272
       705   Pine Manor College                                              3.625       10/01/2003            10.80          559
        32   Point Loma Nazarene College                                     2.875       04/01/1999            11.85           30
        10   Point Loma Nazarene College                                     2.875       04/01/1998            11.89           10
       185   Polytechnic University                                          3.375       10/01/2011            10.59          119
     1,560   Portland Student Services Inc.                                  3.000       01/01/2011            10.36        1,006
       223   Post College                                                    3.000       04/01/2010            10.76          145
     1,295   Purdue University                                               3.625       07/01/2004             9.33        1,040
       373   Purdue University                                               3.000       07/01/2005             9.26          291
             -------------- Q -------------
        25   Queens College                                                  3.000       07/01/1998            11.07           23
        53   Queens College                                                  3.500       11/01/2001            10.88           46
       177   Queens College                                                  3.625       07/01/2004            10.90          135
             -------------- R -------------
       342   Randolph-Macon College                                          3.000       05/01/2010            10.72          225
       285   Randolph-Macon College                                          3.000       11/01/2000            10.50          247
       570   Regis College (Denver)                                          3.000       11/01/2012            10.47          348
       154   Regis College (Weston)                                          3.375       10/01/2002            10.85          129
       260   Rhode Island College                                            3.000       10/01/2005            10.09          195
       145   Rider College                                                   3.500       05/01/2001            11.57          127
       308   Rider College                                                   3.375       05/01/2002            11.44          257
       137   Rider College                                                   3.125       11/01/2000            10.86          124
     1,945   Rider College                                                   3.625       11/01/2013            10.42        1,220
       482   Rider College                                                   3.000       05/01/2017            10.70          269
       117   Rio Grande College                                              3.000       03/30/2009            10.93           79
        70   Roberts Wesleyan College                                        3.000       11/01/2000            10.83           63
       171   Roger Williams College                                          3.000       11/01/1999            10.89          152
        41   Russell Sage College                                            3.000       10/01/1998            10.98           38
       200   Rutgers, The State University                                   2.750       05/01/1999             8.84          188
       730   Rutgers, The State University                                   3.750       05/01/2016             9.19          484
        40   Rutgers, The State University                                   2.875       05/01/1999             8.80           38
       745   Rutgers, The State University                                   3.125       05/01/2001             8.89          686

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               29


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
             -------------- S -------------
      $146   Saint Ambrose University                                        3.000       11/01/2001            10.78         $122
       145   Saint Anselm College                                            3.375       10/01/2001            10.88          123
        41   Saint Edward's University                                       3.125       04/01/2000            11.69           37
       117   Saint John's University                                         3.000       10/01/2002            10.76           94
       175   Saint Joseph Hospital                                           3.500       10/01/2001            10.87          151
       202   Saint Louis College of Pharmacy                                 3.375       10/01/2004            10.74          155
        86   Saint Louis University                                          3.125       10/01/2000            10.90           75
       489   Saint Louis University                                          3.500       11/01/2002            10.80          401
       128   Saint Mary's College                                            3.000       03/01/2005            11.25           95
       452   Saint Mary's College                                            3.000       06/01/2020            10.14          241
        23   Saint Mary's University of San Antonio                          3.000       10/01/1998            10.98           21
     2,140   Saint Michael's College                                         3.000       05/01/2013            10.60        1,306
       331   Saint Norbert College                                           3.375       04/01/2002            11.52          280
       262   Saint Norbert College                                           3.625       04/01/2004            11.33          205
       448   Saint Norbert College                                           3.000       04/01/2007            11.10          316
       537   Saint Paul's College                                            3.000       11/01/2014            10.56          316
       115   Saint Peter's College                                           3.000       05/01/1999            11.70          105
       705   Saint Vincent College                                           3.500       05/01/2013            10.86          440
       350   Sam Houston State University                                    3.500       10/01/2001             9.10          306
     1,015   San Diego State University                                      3.000       11/01/2007            10.04          743
     1,320   Sangamon State University                                       3.000       11/01/2018            10.12          751
       405   Seattle University                                              3.500       11/01/2001            10.84          344
       570   Seattle University                                              3.000       11/01/2008            10.55          386
       420   Seton Hall University                                           3.000       11/01/2000            10.83          375
       360   Seton Hill College                                              3.625       11/01/2014            10.53          221
        31   Sierra College                                                  3.375       04/01/2002            10.87           27
       342   Simpson College                                                 3.000       07/01/2016            10.58          189
       426   South Dakota School of Mines and Technology                     3.000       04/01/2018            10.30          236
       362   South Dakota School of Mines and Technology                     3.625       04/01/2002            10.85          309
        38   South Plains College                                            3.500       10/01/2002            10.18           31
        96   South Plains College                                            3.625       10/01/2004            10.17           75
        67   South Plains College                                            3.000       10/01/2005            10.10           51
       530   Southeast Missouri State University                             3.500       04/01/2002            10.82          445
     1,366   Southeast Missouri State University                             3.000       04/01/2007            10.58          993
       855   Southeastern Oklahoma State University                          3.000       04/01/2009            10.51          584
       172   Southern Arkansas University                                    3.500       10/01/2002            10.23          142
       614   Southern Methodist University                                   3.000       10/01/2007            10.61          426
       288   Southern Nazarene University                                    3.750       04/01/2005            11.27          220
        25   Southern University and
               Agricultural and Mechanical College                           2.875       04/01/1998            11.13           24
       795   Southwest Missouri State College                                3.375       10/01/2002            10.17          666

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               30


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
    $2,520   Southwest Texas State University                                3.000       10/01/2015             9.51       $1,532
        20   Southwestern Christian College                                  3.000       11/01/2000            10.83           17
        46   Spalding University                                             3.125       09/01/2000            10.95           41
       411   Spalding University                                             3.000       09/01/2007            10.66          290
        36   Springfield College                                             3.500       11/01/1999            10.60           33
        50   Springfield College                                             3.125       05/01/2000            11.29           45
       528   Springfield College                                             3.500       05/01/2013            10.67          339
        99   Springfield College                                             3.000       05/15/2005            10.11           69
       215   State Center Community College                                  3.000       10/01/2004            10.10          166
        52   Stephen F. Austin State University                              2.875       10/01/1999             9.23           47
     2,127   Stephen F. Austin State University                          3.375-3.500     10/01/2012             9.57        1,418
       223   Stetson University                                              3.000       01/01/2006            11.25          159
       175   Stillman College                                                3.750       02/01/2004            11.42          136
       393   Stonehill College                                               3.000       10/01/2006            10.64          281
        28   Stonehill College                                               3.000       11/01/1998            10.96           26
       175   SUNY, Mohawk Valley Community College                           3.000       04/01/2005            10.26          113
       102   Susquehanna University                                          3.125       05/01/2000            11.27           91
       778   Syracuse University                                             3.000       05/01/2008            10.74          538
             -------------- T -------------
        76   Talladega College                                               3.375       12/01/2001            10.08           65
       457   Talladega College                                               3.000       12/01/2012            10.24          282
       299   Taylor University                                               3.000       10/01/2012            10.50          182
       906   Taylor University                                               3.000       10/01/2013            10.49          543
       126   Temple University                                               3.125       03/01/1999            10.70          118
       260   Tennessee State University                                      3.375       01/01/1999            11.10          238
       756   Texas A & I University                                          3.000       07/01/2009             9.57          520
        40   Texas A & I University                                          3.000       06/01/1998             9.10           37
       189   Texas Southern University                                       3.500       04/01/2001            10.89          165
       550   Texas Southern University                                       3.500       04/01/2013            10.45          349
       515   Transylvania University                                         3.000       11/01/2010            10.51          332
       930   Trinity University                                              3.625       09/01/2004            10.82          714
       402   Tufts University                                                3.375       10/01/2001            10.87          339
     2,444   Tufts University                                                3.000       10/01/2021            10.39        1,243
        95   Tulane University of Louisiana                                  3.000       10/01/1998             8.74           89
       750   Tulane University of Louisiana                                 3.500        10/01/2001             9.06          653
             -------------- U -------------
        54   Union College                                                   3.000       11/01/2002            10.74           44
     2,105   University of Alabama in Birmingham                             3.000       11/01/2008             7.97        1,616
       127   University of Alabama in Huntsville                             3.000       05/01/1999            10.05          118
       124   University of Alaska                                            3.500       04/01/2000            10.94          111
       223   University of Alaska                                            3.375       04/01/2002            10.82          188
       536   University of Alaska                                            3.500       04/01/2003            10.80          450

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               31

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
      $195   University of Alaska                                            3.000       10/01/1999            10.22         $175
       313   University of Arizona                                           3.500       04/01/2003            10.82          263
       166   University of Arkansas at Little Rock                           3.500       04/01/2001            10.04          146
       215   University of Arkansas at Little Rock                           3.000       11/01/2009             9.42          157
       573   University of Central Arkansas                                  3.000       04/01/2005            10.69          434
       585   University of Central Florida                                   3.000       10/01/2007            10.08          415
       355   University of Chicago                                           3.500       12/01/2001            10.10          300
       113   University of Chicago                                           3.375       12/01/2001            10.08           95
        42   University of Chicago                                           3.500       12/01/2002            10.11           34
       150   University of Delaware                                          3.125       11/01/2000             8.84          134
       223   University of Delaware                                          3.375       11/01/2000             8.81          204
     1,380   University of Delaware                                          3.000       11/01/2006             9.08        1,052
       729   University of Delaware                                          3.000       12/01/2018             8.81          439
     2,455   University of Florida                                           3.000       07/01/2014            10.15        1,458
       172   University of Hartford                                          3.000       11/01/2001            10.78          143
        54   University of Hawaii at Manoa                                   2.875       10/01/1999            10.13           48
        78   University of Hawaii at Manoa                                   3.500       10/01/2001            10.18           67
        71   University of Lowell                                            3.000       11/01/2000             7.62           66
     2,700   University of Michigan                                          3.750       10/01/2005             9.51        2,137
       185   University of Michigan                                          3.000       04/01/1999            10.08          172
        70   University of Missouri                                          3.000       05/01/1998            10.07           67
     1,078   University of Missouri                                          3.375       05/01/2002            10.03          948
       115   University of Missouri                                          2.875       11/01/2000             9.25          102
       112   University of Missouri                                          3.000       05/01/1998            10.07          108
        18   University of Missouri                                          3.000       05/01/1998            10.08           17
       105   University of Montevallo                                        3.125       11/01/2000             9.27           93
       261   University of Nevada at Reno                                    3.000       11/01/1999            10.12          244
       882   University of North Carolina                                    3.000       11/01/2005             8.81          702
       690   University of North Carolina                                    3.000       01/01/2008             9.50          500
        61   University of North Carolina                                    3.000       01/01/2007             9.50           46
     1,082   University of Notre Dame                                        3.000       02/15/2019            10.62          577
        33   University of Portland                                          2.875       04/01/1998            11.96           31
       885   University of Portland                                          3.375       04/01/2013            10.88          554
        38   University of Portland                                          3.000       11/01/1998            10.98           35
        37   University of Puerto Rico, Rio Piedras Campus                   3.125       06/01/2000             9.17           33
     1,939   University of Puerto Rico, Rio Piedras Campus                   3.000       06/01/2011             9.39        1,283
        54   University of Rhode Island                                      3.000       10/01/2001             9.68           47
        13   University of Rochester                                         2.875       10/01/1998            11.04           12
       693   University of Saint Thomas                                      3.000       10/01/2019            10.41          366
       515   University of Santa Clara                                       3.125       04/01/2002            11.44          423
       235   University of Santa Clara                                       3.375       04/01/2002            11.45          194
     1,155   University of Santa Clara                                       3.625       04/01/2004            11.33          905


   The accompanying notes are an integral part of these financial statements.

                                                                                                                               32


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
       $49   University of Scranton                                          3.125       11/01/2000            10.84          $42
       207   University of South Dakota                                      3.500       10/01/2001             9.59          179
     1,015   University of South Florida                                     3.750       07/01/2005            10.30          773
       381   University of Steubenville                                      3.125       04/01/2010            10.98          248
        18   University of Tampa                                             2.875       11/01/1998            10.95           17
        65   University of Texas at Arlington                                3.000       07/01/1998             9.87           60
     1,371   University of Vermont                                           3.000       07/01/2016             8.95          849
       230   University of Vermont                                           3.375       07/01/2001             8.33          204
     1,260   University of Vermont                                           3.000       07/01/2019             9.06          733
       175   University of Washington                                        3.000       08/01/1999             8.82          159
       380   University of Washington                                        3.500       08/01/2002             9.07          331
       368   University of Washington                                        3.000       08/01/2003             9.06          300
     1,680   University Student Co-Operative Association                     3.000       04/01/2019            10.70          890
       142   Ursinus College                                                 3.000       10/01/2000            10.86          122
       568   Utica College                                                   3.000       11/01/2009            10.53          375
             -------------- V -------------
       530   Vermont State College                                           3.000       06/01/2008             9.02          383
       279   Vermont State College                                           3.000       07/01/2014             9.30          175
     1,255   Villanova University                                            3.000       04/01/2019            10.70          666
     3,980   Vincennes University                                            3.000       06/01/2023             9.02        2,171
     2,842   Virginia Commonwealth University                                3.000       06/01/2011            10.01        1,815
     1,205   Virginia Commonwealth University                                3.000       06/01/2004            10.08          922
       378   Virginia Wesleyan College                                       3.000       11/01/2009            10.54          253
       218   Virginia Wesleyan College                                       3.000       11/01/2010            10.51          140
             -------------- W -------------
        30   Waldorf College                                                 3.125       07/01/2000            10.97           26
       271   Waldorf College                                                 3.000       07/01/2005            10.77          197
        56   Wartburg College                                                3.500       10/01/2001            10.87           47
       177   Wartburg College                                                3.750       04/01/2011            11.00          117
       875   Washington State University                                     3.625       04/01/2004            10.02          711
       570   Washington State University                                     3.750       04/01/2004            10.03          467
       985   Washington State University                                     3.375       04/01/2003            10.02          817
        50   Washington State University                                     3.000       04/01/1999            10.08           47
        24   Washington University                                           3.000       10/01/1998            11.05           22
       387   Washington University                                           3.500       10/01/2001            10.91          333
        62   Wayne State University                                          3.000       04/01/2000            11.69           58
       251   Wesley College                                                  3.375       05/01/2013            10.88          158
        82   West Kern Junior College District                               3.625       04/01/2004            10.73           65
       550   West Valley College                                             3.000       04/01/2009            10.50          375
       200   West Virginia State College                                     3.000       05/01/1998            11.05          192
       168   West Virginia Wesleyan College                                  2.875       05/01/2000            11.56          151
       497   West Virginia Wesleyan College                                  3.000       05/01/2015            10.75          287

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               33


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------


                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                  (continued)

 Outstanding                                                                Stated                            Internal     Amortized
 Principal                                                                Interest        Maturity           Rate of     Cost (Notes
  Balance                Description                                        Rate%           Date             Return%      1 and 2)
-----------  -------------------------------------------------           -----------     ----------        -----------   -----------
      $504   Western Carolina University                                     3.625       05/01/2003            10.75         $419
        50   Western Washington University                                   3.125       10/01/1998            10.18           46
       265   Western Washington University                                   3.500       10/01/2001            10.18          226
       705   Western Washington University                                   3.625       10/01/2004            10.18          555
       500   Western Washington University                                   3.750       10/01/2005            10.19          385
       275   Westminster College of Salt Lake                                3.000       11/01/2017            10.39          152
        53   Westmoreland Hospital Association                               3.500       07/01/2001            10.98           44
        24   Wheaton College                                                 2.875       04/01/1999            11.50           23
       920   Wheaton College                                                 3.500       04/01/2013            10.70          578
       260   Wheeling College                                                3.500       05/01/2001            11.23          218
        94   Wheeling College                                                3.000       11/01/2007            10.59           66
        30   Wheelock College                                                3.000       05/01/2011            10.23           19
        49   Wichita State University                                        3.000       10/01/2000             9.29           43
       845   Wittenberg University                                           3.000       05/01/2015            10.76          487
       263   Wittenberg University                                           3.000       11/01/2017            10.39          149
        56   Wooster Business College                                        3.000       03/30/2009            10.88           38
       169   Worcester Polytechnic Institute                                 3.375       04/01/2001            11.57          146
       754   Wright State University                                         3.000       05/01/2009             9.89          537
             -------------- Y -------------
       386   York Hospital                                                   3.000       05/01/2020            10.64          203
                                                                                                                         --------
 ---------
  $248,424   Total College and University Loans                                                                          $168,292
 ---------
             Allowance for Possible Loan Losses                                                                             1,032
                                                                                                                         --------
             Net College and University Loans                                                                            $167,260
                                                                                                                         --------

             INVESTMENT AGREEMENTS (12.7%)
             -----------------------------
             Morgan Guaranty Trust Company -
    $4,755     Liquidity Fund                                                7.750       06/01/2018        7.750           $4,755
 ---------   Morgan Guaranty Trust Company -
    19,566     Revenue Fund                                                  7.050       06/01/2018        7.050           19,566
 ---------                                                                                                               --------
   $24,321   Total Investment Agreements                                                                                  $24,321
----------                                                                                                               --------
  $272,745   Total Investments (100.0%)                                                                                  $191,581
==========                                                                                                               ========

(A) This institution has filed for bankruptcy under Chapter 11 of the Federal
    Bankruptcy Code and has been placed on nonaccrual status as more fully described in Note 6.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                               34


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To State Street Bank and Trust Company (Owner Trustee):

We have audited the accompanying balance sheet of College and University Facility Loan Trust Two (a Massachusetts business trust), including the schedule of investments, as of November 30, 1997, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Loans and Investments as of November 30, 1997 by correspondence with GMAC Commercial Mortgage Corporation and Morgan Guaranty Trust Company, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 1997, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.


Boston, Massachusetts
January 13, 1998